RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amounts due from related parties:
Amount due from related parties	¥ 152,089	$ 22,051,000	¥ 167,967
Amounts due to related parties current:
Amount due to related party	6,928	1,004,000	8,772
Shanghai Puping
Amounts due from related parties:
Amount due from related parties	138,142	20,029,000	138,142
SZ Century
Amounts due from related parties:
Amount due from related parties			16,996
Amounts due to related parties current:
Amount due to related party			571
SH Shibei
Amounts due from related parties:
Amount due from related parties	11,121	1,612,000	11,121
BJ New Internet
Amounts due from related parties:
Amount due from related parties	441	64,000	441
Shanghai Edge Interchange
Amounts due from related parties:
Amount due from related parties	1,191	173,000
Others
Amounts due from related parties:
Amount due from related parties	1,194	173,000	1,267
Amounts due to related parties current:
Amount due to related party	530	76,000	566
CYSD
Amounts due to related parties current:
Amount due to related party	¥ 6,398	$ 928,000	6,870
APL
Amounts due to related parties current:
Amount due to related party			¥ 765